Condensed Interim Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net income	$ 997	$ 6,790
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,447	1,887
Write down of obsolete inventory	4,785	879
Change in liability for Employees' severance benefits, net	(47)	125
Discount of marketable securities	40	138
Share based compensation expense	1,069	1,301
Deferred taxes income	(71)	(19)
Changes in assets and liabilities:
Accounts receivable - trade	13,808	(5,649)
Accounts receivable - other	624	(3,394)
Inventories	(2,938)	(8,267)
Trade accounts payable	4,020	8,291
Other accounts payable and accrued expenses	(1,175)	555
Contingent consideration adjustments		118
Net cash provided by operating activities	22,559	2,755
Cash flows from investing activities
Purchases of property, plant and equipment	(606)	(863)
Proceeds from maturity of marketable securities	7,750	10,475
Purchases of marketable securities	(14,070)
Net cash provided by (used in) investing activities	(6,926)	9,612
Cash flows from financing activities
Exercise of options	77	403
Dividend		(7,382)
Net cash provided by (used in) financing activities	77	(6,979)
Effect of exchange rate changes on cash balances held	(55)	(20)
Increase in cash and cash equivalents	15,655	5,368
Cash and cash equivalents at beginning of period	17,021	11,917
Cash and cash equivalents at end of period	32,676	17,285
Supplementary cash flow information A. Non-cash transactions:
Investments in PPE	284	132
Supplementary cash flow information B. Cash paid during the period for:
Income taxes	$ 1,298	$ 2,076